Wilson Bank Holding Company - Parent Company Financial Information - Balance Sheets - Parent Company Only (Parenthetical) (Detail) (USD $) In Thousands, except Share data, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Parent Company Only Financial Information [Line Items]
Common stock, par value	$ 2.00	$ 2.00
Common stock, shares authorized	15,000,000	15,000,000
Common stock, shares issued	7,498,588	7,419,204
Common stock, shares outstanding	7,498,588	7,419,204
Wilson Bank Holding Company [Member]
Parent Company Only Financial Information [Line Items]
Common stock, par value	$ 2.00	$ 2.00
Common stock, shares authorized	15,000,000	15,000,000
Common stock, shares issued	7,498,588	7,419,204
Common stock, shares outstanding	7,498,588	7,419,204
Net unrealized gains on available-for-sale securities, income taxes	$ 2,666	$ 1,595